Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.00%
Alabama: 0.54%
Utilities revenue: 0.54%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,908,420
Arkansas: 0.27%
Industrial development revenue: 0.27%
Arkansas Development Finance Authority United States Steel Corp. Series B AMT144Aøø	4.25	9-1-2046	1,500,000	1,489,638
California: 97.77%
Airport revenue: 7.82%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,788,415
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,000,770
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2036	900,000	994,516
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2037	750,000	822,443
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,066,625
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	4,000,168
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,772,496
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,046,828
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,717,048
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,011,783
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,077,930
				42,299,022
Education revenue: 10.05%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,664,847
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,253,080
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	609,289
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,696,440
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	956,200
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,419,679
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	736,450
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,777,567
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	896,744
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,240,368
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,527,156
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00	7-1-2049	1,000,000	1,001,115
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00%	8-1-2051	$775,000	$621,510
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,300,627
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	922,603
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	882,158
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	651,331
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,525,833
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,000,558
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	968,895
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	776,722
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	5.00	7-1-2045	1,700,000	1,700,244
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,894,846
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	945,110
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	1,978,979
California State University Series A	5.00	11-1-2047	1,000,000	1,010,058
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,150,131
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,879,035
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,172,858
University of California Series K	4.00	5-15-2046	5,295,000	5,235,233
				54,395,666
GO revenue: 12.98%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,052,289
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,189,360
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,115,825
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,493,285
Delano Joint Union High School District Series B (AG Insured)	5.75	8-1-2035	4,510,000	4,516,121
Folsom Cordova Unified School District School Facilities Improvement District No. 5 Series B	4.25	10-1-2041	4,000,000	3,826,929
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	96,093
Los Angeles Unified School District Series A	4.00	7-1-2040	10,000,000	9,775,776
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,800,416
Ohlone Community College District	4.00	8-1-2041	2,000,000	1,873,594
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,958,100
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	720,000	773,394
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,911,296
See accompanying notes to portfolio of investments
2 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Gorgonio Memorial Health Care District	5.00%	8-1-2032	$1,750,000	$1,706,995
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,525,397
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,459,189
Santa Ana Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2038	15,000,000	9,344,262
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,001,006
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,501,139
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,750,601
State of California	5.00	3-1-2045	1,000,000	1,076,225
State of California	5.00	8-1-2046	10,000,000	10,028,790
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,510,272
West Valley-Mission Community College District Series A	4.00	8-1-2044	2,000,000	1,944,811
				70,231,165
Health revenue: 17.42%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,823,028
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,299,329
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,263,831
California HFFA Lundquist Institute for Biomedical Innovation at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	5,757,277
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,347,604
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	724,815
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,000,425
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,441,954
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	2,968,952
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A	5.25	7-1-2054	8,945,000	8,896,260
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,260,613
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,385,896
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,543,034
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	1,934,796
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,247,272
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,580,141
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,012,318
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AG Insured)	5.25	11-1-2052	1,500,000	1,497,981
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,470,087
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2049	1,300,000	1,312,921
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,541,459
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,706,093
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	501,207
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00%	10-15-2047	$5,365,000	$5,242,158
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,108,916
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,068,732
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,555,082
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,500,347
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,005,739
California Statewide CDA Enloe Medical Center Obligated Group Series A (AG Insured)	5.25	8-15-2052	2,000,000	2,015,035
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,156,550
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	711,759
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	507,326
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	455,628
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,880,622
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	917,773
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	4,000,000	3,616,352
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	993,792
				94,253,104
Housing revenue: 10.56%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,745,545
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,054,440	7,189,031
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	131,035	131,885
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	1,765,000	1,767,343
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,233,076
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,789,956
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	512,087
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,095,094
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,511,879
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	709,080
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	756,490
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,100,026
California Municipal Finance Authority CHF - Riverside II LLC	5.00	5-15-2052	5,650,000	5,411,731
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	2,000,000	1,907,398
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	514,261
See accompanying notes to portfolio of investments
4 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20%	6-1-2044	$2,000,000	$1,946,886
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	727,489
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,595,657
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,000,249
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	700,000	709,461
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,676,514
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,139,965
Compton PFA144A	4.00	9-1-2027	2,395,000	2,395,282
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AG Insured)	4.00	4-1-2046	1,225,000	1,147,964
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,005,039
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	780,000	781,038
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,572,500
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,508,430
Montclair Financing Authority Public Facilities Projects (AG Insured)	5.00	10-1-2035	2,400,000	2,403,589
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,167,069
				57,152,014
Miscellaneous revenue: 6.04%
City & County of San Francisco Series A	4.00	4-1-2040	6,635,000	6,607,353
City of Porterville Water Revenue System Financing Project COP (AG Insured)	4.00	8-15-2050	1,000,000	916,085
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,961,102
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,068,913
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,351,455
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,489,382
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,094,418
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	3,910,715
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	1,962,194
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	1.72	8-1-2042	3,300,000	3,300,000
				32,661,617
Resource recovery revenue: 1.73%
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	3.45	10-1-2041	7,400,000	7,396,760
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	2,000,000	1,986,089
				9,382,849
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 11.27%
California Statewide CDA Community Facilities District No. 2017	5.00%	9-1-2048	$5,000,000	$4,992,153
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,509,968
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	449,588
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	898,163
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,013,067
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	910,011
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,443,485
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	2,730,000	2,934,073
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,704,033
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,002,105
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,502,254
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,201,803
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2041	1,700,000	1,700,307
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2051	750,000	678,828
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	309,709
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,037,419
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2033	1,500,000	1,503,365
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2038	1,635,000	1,637,476
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2033	1,200,000	1,208,523
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	346,552
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	403,883
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	254,817
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	253,283
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2035	2,545,000	2,548,794
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2036	4,000,000	4,005,427
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,952,318
River Islands PFA Community Facilities District No. 2016-1 (AG Insured)	5.25	9-1-2052	2,000,000	2,080,436
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,607,828
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,015,357
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,501,640
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AG Insured)	5.00	8-1-2046	1,500,000	1,516,182
See accompanying notes to portfolio of investments
6 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00%	6-1-2033	$1,325,000	$1,330,360
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2038	500,000	570,663
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2039	500,000	564,812
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2040	500,000	561,189
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	977,963
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.48	9-1-2049	100,000	100,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,753,512
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,001,392
				60,982,738
Tobacco revenue: 0.65%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,553,540
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,025,000	933,706
				3,487,246
Transportation revenue: 0.33%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,802,446
Utilities revenue: 15.27%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	5,000,000	5,273,757
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	5,000,000	5,212,882
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	6,000,000	6,126,022
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,342,409
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,644,515
California Community Choice Financing Authority Series Døø	5.00	10-1-2055	10,000,000	10,094,078
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,233,764
California Community Choice Financing Authority Series F	5.00	11-1-2033	5,000,000	5,349,027
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,149,650
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	6,505,000	6,635,725
Central Valley Energy Authority	5.00	8-1-2034	3,000,000	3,155,544
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,121,155
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,503,144
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.00	7-1-2042	750,000	803,908
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,144,848
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,731,576
M-S-R Energy Authority Series C	6.13	11-1-2029	695,000	728,607
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,130,069
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	442,475
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	3,000,000	3,266,968
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3207 (Morgan Stanley Bank LIQ)144Aø	2.67%	2-1-2054	$500,000	$500,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	2,000,000	2,000,000
				82,590,123
Water & sewer revenue: 3.65%
Adelanto Public Utility Authority Utility System Project Series A (AG Insured)	5.00	7-1-2039	2,000,000	2,036,035
California PCFA Channelside Water Resources LP AMT144A	5.00	11-21-2045	2,615,000	2,700,874
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,830,981
City of Tulare Sewer Revenue (AG Insured)	5.00	11-15-2041	1,500,000	1,501,671
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,739
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	2,000,000	2,118,386
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2035	1,000,000	1,124,272
Merced Irrigation District Series A (AG Insured)	5.00	10-1-2038	4,000,000	4,030,897
San Mateo Foster City PFA Sewer Revenue	4.00	8-1-2044	2,500,000	2,414,495
				19,761,350
				528,999,340
Guam: 0.42%
Miscellaneous revenue: 0.18%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	986,992
Water & sewer revenue: 0.24%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,250,000	1,264,345
				2,251,337
Total municipal obligations (Cost $550,472,097)				535,648,735

		Yield	Shares
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞		3.60	215,386	215,386
Total short-term investments (Cost $215,386)				215,386
Total investments in securities (Cost $550,687,483)	99.04%			535,864,121
Other assets and liabilities, net	0.96			5,185,055
Total net assets	100.00%			$541,049,176

See accompanying notes to portfolio of investments
8 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,758,369	$71,186,045	$(72,729,028)	$0	$0	$215,386	215,386	$45,468
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 9

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$535,648,735	$0	$535,648,735
Short-term investments
Investment companies	215,386	0	0	215,386
Total assets	$215,386	$535,648,735	$0	$535,864,121
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
10 | Allspring California Tax-Free Fund